EQUITY TRANSACTIONS	3 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
EQUITY TRANSACTIONS

NOTE 5 - EQUITY TRANSACTIONS

Common stock issued for cash

In December 2018, the Company sold 3,333,334 shares of common stock for $75,000 in cash and a stock subscription receivable for $25,000.  The stock subscription receivable was received by the Company on January 15, 2019.

Preferred Stock Dividends

As of December 31, 2018 and September 30, 2018, the cumulative arrearage of undeclared dividends for Series A Preferred stock totaled $99,027 and $88,683, respectively.

Preferred stock issued for acquisition of assets

In November, 2016, the Board of Directors approved the Asset Purchase Agreement between the Company and Collabria LLC (“Collabria”). Under the terms of the Agreement, the Company acquired all of the intellectual property of Collabria, including its ReadyOp command, control and communication platform trade named ReadyOp (the “ReadyOp Platform”). In addition, the Company acquired Collabria’s customer base (“Collabria Client List”). The Company assumed no liabilities of Collabria under this Agreement. The terms of the Agreement called for the Company to issue 3,000,000 (Three million) shares of restricted Series E Convertible Preferred stock to Collabria with a fair value of $292,240. As of December 1, 2018, each one (1) share of Series E Preferred shall be convertible into one hundred (100) shares of fully paid and non-assessable Common Stock at the sole option of the holder of Series E Preferred.

Subscription Agreements between VoiceInterop, Inc., our wholly-owned subsidiary and private investors

During the year ended September 30, 2018, VoiceInterop, Inc. committed to sell 600,000 shares of its common stock to private investors for $68,000. The shares issuance is contingent upon a spin-off of the Company from Cleartronic, Inc. into a separate company. As of December 31, 2018, $68,000 is recorded as due to unrelated parties as the spin-off has not been completed and the shares have not been issued. This amount is included in liabilities from discontinued operations. See Note 8.

Declaration of Stock Dividend

On April 23, 2018, the board of Directors declared a stock dividend for certain shareholders of the corporation. That each common shareholder would receive .075 shares of VoiceInterop, Inc. common stock for each one (1) share of Cleartronic stock held by the shareholder, and that each shareholder of Series C and D Preferred stock shall receive .375 shares of VoiceInterop, Inc. common stock for each one (1) share of Series C or Series D Preferred stock held by the shareholder. As of the date of this report, the pending S-1 filing has not been submitted to the United States Securities and Exchange Commission for approval.

The record date of the dividend distribution shall be defined as the first business day following an effective statement from the SEC regarding a pending S-1 filing